ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net income	¥ 335,255,274	$ 51,380,119	¥ 924,352,495	¥ 405,575,533
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes	0	0	18,646,101	0
Share of income from subsidiaries	52,705,838	8,077,523	48,854,715	(2,609,853)
Exchange (gain)/loss	336,522,915	51,574,393	(8,808,559)	(33,681,095)
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	(1,112,028,646)	(170,425,846)	57,559,179	(294,208,927)
Net cash provided by operating activities	591,486,340	90,649,247	1,410,642,923	614,545,806
Cash flows from investing activities:
Net cash used in investing activities	(4,918,689,701)	(753,822,176)	(6,025,288,715)	(3,934,825,126)
Cash flows from financing activities:
Proceeds from exercise of share options	114,758,281	17,587,476	38,245,122	44,275,858
Repurchase of convertible senior notes			(68,632)
Issuance cost paid for issuance of convertible senior notes			(18,646,101)
Net cash used in financing activities	6,297,278,555	965,100,162	7,381,818,013	3,972,608,274
Effect of foreign exchange rate changes on cash and cash equivalents	(169,261,838)	(25,940,512)	24,758,635	68,323,815
Net increase/(decrease) in cash and cash equivalents	1,800,813,356	275,986,721	2,791,930,856	720,652,769
Cash, cash equivalents, and restricted cash, beginning of the year	6,273,958,429	961,526,196	3,482,027,573	2,761,374,804
Cash, cash equivalents, and restricted cash, end of the year (Note 2(d))	8,074,771,785	1,237,512,917	6,273,958,429	3,482,027,573
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	9,142,819	1,401,198	40,338,943
Receivables related to At-The-Market offering	641,065,394				$ 98,247,570
Reportable Legal Entities [Member] | Parent Company [Member]
Cash flows from operating activities:
Net income	230,384,653	35,307,993	898,662,226	406,478,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes			18,646,101
Share of income from subsidiaries	(1,015,006,438)	(155,556,542)	(911,593,940)	(348,543,952)
Guarantee income	(5,063,775)	(776,057)	(8,922,475)	(6,249,651)
Exchange (gain)/loss	73,717,931	11,297,767	(17,153,258)	(53,953,395)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	592,424,888	90,793,086	(871,067,726)	(1,895,298,545)
(Increase)/decrease in other current assets	(9,437,209)	(1,446,316)	(110,110)	200,153
Increase/(decrease) in due to subsidiaries	(658,106,245)	(100,859,194)	(14,890,886)	1,177,359,405
Increase/(decrease) in other current liabilities	9,772,273	1,497,666	1,096,958	(166,056)
Net cash provided by operating activities	(55,522,399)	(8,509,180)	(876,075,652)	(720,173,347)
Cash flows from investing activities:
Cash paid for call option			(216,905,850)
Net cash used in investing activities			(216,905,850)
Cash flows from financing activities:
Proceeds from exercise of share options	114,758,281	17,587,476	38,245,122	44,278,857
Repurchase of convertible senior notes			(68,632)
Proceeds from issuance of convertible senior notes			585,301,500
Proceeds from issuance of ordinary shares			488,950,795	663,232,926
Repurchase of shares	(29,294,325)	(4,489,552)
Issuance cost paid for issuance of convertible senior notes			(18,646,101)
Net cash used in financing activities	85,463,956	13,097,924	1,093,782,684	707,511,783
Effect of foreign exchange rate changes on cash and cash equivalents	(14,991,165)	(2,297,496)	245,789	464,662
Net increase/(decrease) in cash and cash equivalents	14,950,392	2,291,248	1,046,971	(12,196,902)
Cash, cash equivalents, and restricted cash, beginning of the year	4,556,832	698,365	3,509,861	15,706,763
Cash, cash equivalents, and restricted cash, end of the year (Note 2(d))	19,507,224	2,989,613	4,556,832	¥ 3,509,861
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	9,142,819	1,401,198	40,338,943
Receivables related to At-The-Market offering	641,065,394				$ 98,247,570
Reportable Legal Entities [Member] | Parent Company [Member] | Call Options [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value	(476,290,547)	(72,994,720)	(84,891,634)
Reportable Legal Entities [Member] | Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes			18,646,101
Change in fair value	¥ 1,202,082,070	$ 184,227,137	¥ 114,149,092